Cover	Jul. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 10, 2025, Lazydays Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”). Subsequent to the filing of the Original Form 8-K, the Company determined there was one error under Item 8.01 of the Original Form 8-K. This Current Report on Form 8-K/A hereby amends and restates in its entirety Item 8.01 of the Original Form 8-K to correct the error. The Original Form 8-K otherwise remains unchanged.
Document Period End Date	Jul. 10, 2025
Entity File Number	001-38424
Entity Registrant Name	LAZYDAYS HOLDINGS, INC.
Entity Central Index Key	0001721741
Entity Tax Identification Number	82-4183498
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4042 Park Oaks Blvd.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33610
City Area Code	(813)
Local Phone Number	246-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	GORV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false